Other Non-current Assets (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 30, 2009 item	Dec. 31, 2012	Dec. 31, 2011
Other Non-current Assets
Fair value of swaps		$ 2,908,000	$ 3,964,000
Other assets		35,075,000	24,901,000
Total		37,983,000	28,865,000
ZIM
Other Non-current Assets
Number of charterers whose charterparties were revised	1
Number of vessels whose charterparties were revised	6
Reduction in cash settlement (as a percent)		17.50%
Accrued interest rate on CENs (as a percent)		6.00%
Notes receivable		$ 33,900,000	$ 23,500,000
Period of extension for charter hire payment deferral arrangement		6 months